Financial instruments - Fair values and risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Weighted average rate	(0.26%)	0.73%	0.01%
Current financial assets	€ 3,150.0	€ 3,808.0	€ 3,195.0
Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,150.3	3,808.0	3,194.9
Cash and cash equivalents | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,650.7	2,566.4	1,675.6
Cash > 3 months | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	465.5	1,207.2	1,484.4
Restricted cash | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 34.1	€ 34.4	€ 34.9